Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016	Nov. 28, 2016
OPERATING ACTIVITIES
Net loss	$ (5,111)		$ (6,002)		$ (7,589)		$ (9,663)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	49		15		21		10
Interest and revaluation of convertible notes, net			237
Interest and amortization of discount on convertible notes					237		333
Share-based transaction costs incurred in reverse recapitalization							7,258
Financing loss on debt extinguishment			2,364		2,364
Changes in fair value of derivative warrant liability	(23)		(274)		(285)		(262)
Shares issued as consideration-vendor	74
Share-based compensation expense	1,139		176		479		676
Changes in assets and liabilities:
Other receivables	(32)		29		(14)		538
Other payables and accrued liabilities	29		(92)		(69)		324
Net cash used in operating activities	(3,875)		(3,547)		(4,856)		(786)
INVESTMENT ACTIVITIES
Increase in restricted cash					(27)
Purchase of property and equipment	(239)		(28)		(58)		(25)
Net cash used in investing activities	(239)		(28)		(85)		(25)
FINANCING ACTIVITIES
Acquisition of a subsidiary in connection with reverse recapitalization							269
Transaction costs incurred in reverse recapitalization							(347)
Outflow (inflow) in connection with current assets and liabilities acquired in reverse recapitalization, net			(82)		317		2,002
Exercise of warrants issued upon conversion of notes							409
Issuance of common stock, net of issuance costs			12,704		12,702
Issuance of convertible notes							750
Net cash provided by financing activities			12,622		13,019		3,083
Net increase (decrease) in cash and cash equivalents and restricted cash	(4,114)		9,047		8,078		2,272
Cash and cash equivalents and restricted cash at the beginning of the period	10,814		2,709		2,709		437
Cash and cash equivalents and restricted cash at the end of the period	6,700		11,756		10,814		2,709
Non-cash financing transactions:
Cashless exercise of warrants				[1]		[1]
Conversion of preferred A shares into common shares		[1]		[1]	90
Extinguishment of convertible notes in exchange for preferred A shares			$ 2,083		$ 2,083
Assets acquired (liabilities assumed):
Current assets excluding cash and cash equivalents								$ (3,618)
Current liabilities								811
Derivative warrant liability								575
Convertible note								2,029
Reverse recapitalization effect on equity								472
Cash acquired in connection with reverse recapitalization								$ 269

[1]	Less than 1